LOANS RECEIVABLE - Impaired loans by class, segregated by those for which specific allowance was required and those for which specific allowance was not necessary (Details 2) (Loans Receivable, USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment			$ 7,652
Impaired loans with specific allowance - Related Allowance			495
Loans with No Specific Allowance - Recorded investment	21,006	30,608	3,780
Total Impaired Loans - Recorded Investment	21,006	30,608	11,432
Total Impaired Loans - Unpaid Principal Balance	21,006	30,608	15,793
Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment			7,652
Impaired loans with specific allowance - Related Allowance			495
Loans with No Specific Allowance - Recorded investment	15,959	25,440
Total Impaired Loans - Recorded Investment	15,959	25,440	7,652
Total Impaired Loans - Unpaid Principal Balance	15,959	25,440	8,402
Residential Portfolio Segment | Multi-family residential
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment	906	916
Total Impaired Loans - Recorded Investment	906	916
Total Impaired Loans - Unpaid Principal Balance	906	916
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment	2,623	1,679	545
Total Impaired Loans - Recorded Investment	2,623	1,679	545
Total Impaired Loans - Unpaid Principal Balance	2,623	1,679	545
Construction and land development
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment	1,518	2,573	3,235
Total Impaired Loans - Recorded Investment	1,518	2,573	3,235
Total Impaired Loans - Unpaid Principal Balance	1,518	2,573	6,846
Commercial business
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment
Total Impaired Loans - Recorded Investment
Total Impaired Loans - Unpaid Principal Balance
Consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with specific allowance - Recorded Investment
Impaired loans with specific allowance - Related Allowance
Loans with No Specific Allowance - Recorded investment
Total Impaired Loans - Recorded Investment
Total Impaired Loans - Unpaid Principal Balance